PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	June 30, 2021	December 31, 2020

Machinery and Equipment	$9,562,500	$8,908,000
Vehicles	71,800	73,500
Furniture and Fixtures	147,600	136,300
Leasehold Improvements	7,000	7,000

Total Fixed Assets	9,788,900	9,124,800

Less Accumulated Depreciation	(1,350,100)	(948,800)

Fixed Assets, Net	$8,438,800	$8,176,000

Property and equipment stated at cost, less accumulated depreciation and amortization, consisted of the following:

	December 31, 2020	December 31, 2019

Machinery and Equipment	$8,908,000	$5,654,100
Vehicles	73,500	83,600
Furniture and Fixtures	136,300	54,900
Leasehold Improvements	7,000	7,000

Total Fixed Assets	9,124,800	5,799,600

Less Accumulated Depreciation	(948,800)	(727,700)

Fixed Assets, Net	$8,176,000	$5,071,900